Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 29, 2024	Sep. 25, 2024	Feb. 26, 2024	Feb. 25, 2024
Common stock, par value					$ 0.0005	$ 0.0005	$ 0.01
Common stock, shares authorized					100,000,000	100,000,000	5,000,000
Common Class A [Member]
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized	90,000,000	90,000,000			90,000,000
Common stock, shares issued	25,642,538	22,477,825
Common stock, shares outstanding	25,642,538	22,477,825	22,477,825
Common Class B [Member]
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized	10,000,000	10,000,000			10,000,000
Common stock, shares issued	4,780,575	4,780,575
Common stock, shares outstanding	4,780,575	4,780,575	4,780,575